Intangible assets and goodwill (Details 1) - Cash-generating units	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units
Discount rate - before tax	21.53%	17.64%
Discount rate - after tax	16.74%	13.65%
Budgeted EBITDA growth rate (average for the next five years)	20.67%	18.95%
Projected period	5 years	5 years
Terminal growth rate:	3.50%	3.50%
Bottom of range
Disclosure of information for cash-generating units
Revenue growth	21.84%	2.00%
Top of range
Disclosure of information for cash-generating units
Revenue growth	24.43%	10.00%